LONG-TERM DEBT, NET (2016 7.250% SC Secured Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 14, 2020	Nov. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt [Line Items]
Total long-term debt			$ 1,600,129	$ 1,450,128
Repayments of long-term debt			850,000	558,466	$ 400,000
Loss on extinguishment of debt			$ 18,716	$ 2,995	$ 2,489
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 850,000
Interest rate per annum		7.25%
Maturity date			Nov. 30, 2021
Purchase price as percentage of principal		100.00%
Repayments of long-term debt	$ 850,000
Loss on extinguishment of debt			$ 18,716